Income tax (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended		15 Months Ended	57 Months Ended	69 Months Ended
	Dec. 31, 2015	Sep. 30, 2015 USD ($)	Sep. 30, 2014	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014	Dec. 31, 2016	Sep. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Mar. 31, 2015 CNY (¥)
Income Tax
Effective income tax rate		40.30%	27.30%	46.10%	28.00%
Unremitted earnings that may be subject to the withholding tax		$ 166,507					$ 166,507	$ 166,507	¥ 1,058,252
Unrecognized deferred tax liability from unremitted earnings of PRC subsidiaries		16,651					16,651	16,651	105,825
Interest and penalties related to unrecognized tax benefits				¥ 0
PRC tax laws and rules
Income Tax
Statutory income tax rate				25.00%
Withholding tax rate				10.00%
PRC subsidiary
Income Tax
Provision for withholding tax		$ 1,841					$ 1,841	$ 1,841	¥ 11,700	¥ 9,100
PRC subsidiary | PRC tax laws and rules
Income Tax
Provision for income taxes on undistributed earnings				¥ 0
Beijing Jiachenhong
Income Tax
HNTE preferential tax rate							15.00%
Beijing Jiachenhong | Forecast
Income Tax
HNTE preferential tax rate						15.00%
Guangzhou Nuoya
Income Tax
HNTE preferential tax rate								15.00%
Guangzhou Nuoya | Forecast
Income Tax
HNTE preferential tax rate	15.00%